Revenue Recognition (Tables)	3 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of revenues under each performance
	March 31,
	2022	2021
Hosted services	$3,344	$3,387
Professional services	567	—
Monetization	208	352
Licensing	171	—
Total	$4,290	$3,739

Schedule of disaggregates revenue by geographic location, recognition pattern and service
	March 31,
	2022	2021
United States	1,389	1,068
Japan	927	1,033
Germany	683	1,019
France	459	—
Korea	412	478
Other	420	141
Total	$4,290	$3,739

Schedule of revenue recognition pattern
	March 31,
	2022	2021
Over time revenue	$3,911	$3,387
Point-in-time	379	352
Total	$4,290	$3,739

Schedule of revenue by service type
	March 31,
	2022	2021
Product Royalties	$3,709	$2,984
Service Subscriptions	373	403
Monetization	208	352
Total	$4,290	$3,739